FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 54,271	$ 40,798
Foreign currency derivative contracts	(899)	264
Total financial assets	53,372	41,062
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	54,271	40,798
Foreign currency derivative contracts	(899)	264
Total financial assets	53,372	41,062
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets